RELATED PARTY TRANSACTIONS - Schedule Of Related Party Transactions (Parentheticals) (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 218,615	$ 30,732	¥ 225,225	$ 33,625	¥ 256,451
Operating lease liabilities	244,122	34,318	239,053	35,690
Xiaomi Group
Related Party Transaction [Line Items]
Operating lease right-of-use assets	160,000		167,255	24,971	210,551	$ 22,492
Operating lease liabilities	¥ 202,291	$ 28,438	¥ 199,650	$ 29,807	¥ 238,180